SCHEDULE OF ALLOWANCE FOR CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Credit Loss [Abstract]
Balance at beginning of the year	$ 133,718	$ 125,035	$ 107,013
Additions			19,494
Reversal		(861)
Foreign exchange differences	5,899	9,544	(1,472)
Balance at end of the year	$ 139,617	$ 133,718	$ 125,035